Schedule of Fiscal Year 2017 and 2016 Debt Maturities (Details) ¥ in Millions, $ in Millions								12 Months Ended
	Apr. 15, 2016 USD ($)	Apr. 11, 2016 USD ($)	Oct. 25, 2015 USD ($)	Jul. 28, 2015 USD ($)	Jul. 08, 2015 USD ($)	Jul. 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jul. 28, 2015 JPY (¥)
Debt Instrument [Line Items]
Repayments of Long-term Debt								$ 2,055	$ 4,432	$ 3,904
Unsecured debt
Debt Instrument [Line Items]
Repayments of Long-term Debt								$ 2,000	$ 4,230
Unsecured debt | 0.600% Fixed Rate Debt, Due 2016 [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,000
Interest Rate		0.60%
Repayments of Long-term Debt		$ 1,000
Unsecured debt | 2.800% Fixed Rate Debt, Due 2016 [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,000
Interest Rate	2.80%
Repayments of Long-term Debt	$ 1,000
Unsecured debt | 2.875% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount							$ 750
Interest Rate							2.875%
Repayments of Long-term Debt							$ 750
Unsecured debt | 4.500% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount						$ 750
Interest Rate						4.50%
Repayments of Long-term Debt						$ 750
Unsecured debt | 2.250% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount					$ 750
Interest Rate					2.25%
Repayments of Long-term Debt					$ 750
Unsecured debt | Variable Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥											¥ 30,000
Repayments of Long-term Debt				$ 243
Unsecured debt | .940% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥											¥ 60,000
Interest Rate											0.94%
Repayments of Long-term Debt				$ 487
Unsecured debt | 1.500% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount			$ 1,250
Interest Rate			1.50%
Repayments of Long-term Debt			$ 1,250